Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Jul. 29, 2020	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	Dec. 21, 2015
C000164501
Account Value [Line Items]
Account Value	$ 13,249	$ 12,138	$ 12,371	$ 13,352		$ 11,668	$ 11,068	$ 10,737	$ 10,338	$ 9,703	$ 9,427
C000164505
Account Value [Line Items]
Account Value	15,813	14,002	14,246	15,387		12,344	11,670	11,520	10,750	9,697	9,427
C000164507
Account Value [Line Items]
Account Value	17,054	14,806	15,046	16,219		12,534	11,853	11,790	10,877	9,684	9,429
C000164510
Account Value [Line Items]
Account Value	18,301	15,565	15,764	16,998		12,698	12,014	12,040	10,994	9,663	9,424
C000164511
Account Value [Line Items]
Account Value	19,519	16,297	16,431	17,689		12,812	12,101	12,204	11,087	9,669	9,428
C000164513
Account Value [Line Items]
Account Value	20,117	16,593	16,702	17,950		12,760	12,082	12,251	11,090	9,667	9,424
C000164515
Account Value [Line Items]
Account Value	20,172	16,556	16,662	17,967		12,744	12,087	12,277	11,101	9,667	9,424
C000164517
Account Value [Line Items]
Account Value	20,247	16,614	16,710	18,045		12,759	12,088	12,295	11,116	9,667	9,424
C000164519
Account Value [Line Items]
Account Value	20,340	16,688	16,788	18,103		$ 12,759	$ 12,081	$ 12,298	$ 11,115	$ 9,663	$ 9,425
C000219039
Account Value [Line Items]
Account Value	$ 13,930	$ 11,384	$ 11,434	$ 12,310	$ 9,425